Operating expense (Tables)	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operations classification of the Company's total operating expense:

(in KUSD)	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Cost of product sales	366	1,295	2,275	4,090

R&D
External costs (1)	17,365	24,363	56,966	83,706
Employee expenses (2)	11,075	17,313	42,898	55,459
R&D expense	28,440	41,676	99,864	139,165

S&M
External costs (1)	8,035	8,236	23,724	26,406
Employee expenses (2)	5,695	8,611	19,813	26,470
S&M expense	13,730	16,847	43,537	52,876

G&A
External costs (1)	3,907	5,020	13,326	18,539
Employee expenses (2)	5,454	14,597	22,531	38,329
G&A expense	9,361	19,617	35,857	56,868
Total operating expense	51,897	79,435	181,533	252,999
(1) Includes depreciation expense
(2) Includes share-based compensation expense